Loans Payable	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Loans Payable
8.	LOANS PAYABLE
On September 10, 2021, the Company entered into a Master Loan and Security Agreement (“Loan Agreement”) whereby the Company borrowed $235,000 to purchase production and test equipment (see Note
5
– Property and Equipment).
The Loan Agreement has a term of 36 months commencing September 13, 2021. The Loan Agreement accrues interest at 5.84% per annum with monthly payments (principal and interest) being made on the 1 st
of each month, beginning October 1, 2021. As part of the agreement, the Company granted the lender first priority interest on the equipment it purchased.
Below is a breakdown of loan balance as at December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022

Balance, beginning	$142,127	$216,994
Loan repayment	(79,441)	(74,845)
Foreign exchange adjustment	23	(22)

Balance, ending	$62,709	$142,127

Current portion	$62,709	$79,418
Non-current portion	$—	$62,709